PRINCIPAL ACCOUNTING POLICIES - Sales and marketing expenses and Business combinations and non-controlling interests (Details) - CNY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
Advertising costs	¥ 50.0	¥ 58.7	¥ 128.9	¥ 443.6